EQUITY - Narrative (Details)					1 Months Ended								3 Months Ended		9 Months Ended		12 Months Ended				68 Months Ended
	Feb. 21, 2025 USD ($) shares	Sep. 11, 2020 USD ($) participant shares	Apr. 30, 2018 USD ($) participant shares	Jun. 30, 2017 USD ($) participant shares	Aug. 31, 2025 USD ($) shares	Apr. 30, 2025 shares	Jun. 30, 2024 shares	Feb. 29, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($)	Feb. 28, 2022 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2020 program	Aug. 15, 2025 shares	Aug. 14, 2025 shares	Jun. 30, 2025 USD ($)	Aug. 21, 2024 USD ($) $ / shares shares	Jan. 31, 2024 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2010 USD ($)
Class of Stock [Line Items]
Common stock, shares authorized (in shares)									600,000,000				600,000,000		600,000,000		600,000,000	600,000,000
Common stock, par value (in dollars per share) | $ / shares									$ 0.001				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Puttable and nonputtable common stock, shares, issued (in shares)									62,063,577								67,746,555	62,063,577
Puttable and nonputtable common stock, shares, outstanding (in shares)									62,063,577								67,708,086	62,063,577
Puttable common stock, shares, outstanding (in shares)									4,527,075								4,527,075	4,527,075				2,801,862
Puttable common stock, shares, issued (in shares)									4,527,075								4,527,075	4,527,075
Capital stock, ownership threshold, percentage																	19.99%
Warrants outstanding (in shares)									15,309,559				18,581,679	14,695,691	18,581,679	14,695,691	14,615,703	15,309,559	15,924,483	24,640,018
Warrants outstanding (in shares)									15,309,548									15,309,548
Common stock reserved for future issuance (in shares)									39,077,409				41,075,743		41,075,743		35,201,810	39,077,409
Preferred stock, shares authorized (in shares)									25,000,000				25,000,000		25,000,000		25,000,000	25,000,000
Preferred stock, par value (in dollars per share) | $ / shares									$ 0.001				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, convertible, conversion ratio													1		1		1
Preferred stock, shares outstanding (in shares)									746,859				0		0		781,859	746,859
Options exercised (in shares)															1,363,953		835,541	282,250	461,209
Convertible preferred stock, shares reserved for future issuance (in shares)									1,000,416				0		0		950,416	1,000,416
Long-term debt | $									$ 118,425,000				$ 6,463,000		$ 6,463,000		$ 37,035,000	$ 118,425,000
Treasury stock, weighted average cost per share (in dollars per share) | $ / shares													$ 23.27		$ 23.27		$ 20.14
Class of warrant or right, exercised (in shares)															2,632,955	2,507,168	2,547,168	71,000	7,883,731
Number of equity rights programs introduced | program																					4
Puttable common stock from exercise of warrants, net of current portion | $									79,186,000				$ 0		$ 0		$ 78,424,000	$ 79,186,000
Puttable common stock, current | $									$ 11,400,000								$ 22,700,000	$ 11,400,000
Share price (in dollars per share) | $ / shares									$ 20.00								$ 22.34	$ 20.00
Number of participants in equity rights program | participant		9	10	8
Number of units acquired (in shares)		22	25	20
Prepaid fee | $			$ 6,300,000	$ 10,000,000
Prepaid fee per unit | $			$ 250,000	$ 500,000
Offering period			32 months	42 months
Prepaid fees collected | $		$ 22,000,000
ERP I And ERP II Participants
Class of Stock [Line Items]
Puttable common stock, shares, outstanding (in shares)									6,356,730									6,356,730
Put Option
Class of Stock [Line Items]
Puttable common stock from exercise of warrants, net of current portion | $					$ 11,400,000
Puttable common stock, current | $					22,700,000
Put right exercise period																	120 days
Option indexed to issuer's equity, indexed shares (in shares)									1,725,213	2,231,645								1,725,213		109,427							984,842
Percentage of shares redeemed																				10.00%							90.00%
Aggregate put price | $					$ 11,400,000				$ 34,100,000	$ 44,100,000								$ 34,100,000		$ 1,900,000							$ 14,200,000
Payment deferral period																				3 years
Payments for extinguishment of puttable common stock liability | $											$ 4,700,000	$ 600,000						5,100,000
Number of shares withdrawn (in shares)												328,281
Amount withdrawn | $												$ 4,700,000
Noncurrent put liability reclassified to equity | $													$ 13,200,000		$ 13,200,000				$ 10,400,000
Per share price (in dollars per share) | $ / shares										$ 19.74
Put share price as percentage of fair value of common stock										90.00%
Put Option | Subsequent Event
Class of Stock [Line Items]
Puttable common stock, current | $	$ 22,700,000
Option indexed to issuer's equity, indexed shares (in shares)	575,071
Put Option | Due And Payable On January 17, 2024
Class of Stock [Line Items]
Aggregate put price | $									11,400,000	$ 14,700,000								11,400,000								$ 11,400,000
Put Option | Due On First Calendar Year Anniversary Of Put Closing Date
Class of Stock [Line Items]
Aggregate put price | $									11,400,000	14,700,000								11,400,000		$ 600,000
Put Option | Due On Second Calendar Year Anniversary Of Put Closing Date
Class of Stock [Line Items]
Aggregate put price | $									$ 11,400,000	$ 14,700,000								$ 11,400,000		$ 600,000
Put Option | Due And Payable On January 17, 2025
Class of Stock [Line Items]
Aggregate put price | $	$ 22,700,000																									22,700,000
Put Option | Due And Payable On January 17, 2025 | Subsequent Event
Class of Stock [Line Items]
Aggregate put price | $	22,700,000
Put Option | Due And Payable On January 17, 2027
Class of Stock [Line Items]
Aggregate put price | $																										$ 11,400,000
Put Option | Due And Payable On January 17, 2027 | Subsequent Event
Class of Stock [Line Items]
Aggregate put price | $	$ 11,400,000
Put Option | ERP I Participant
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)																			401,232
Put Option | ERP II Participant
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	1,150,142				575,071				506,432
Put Option | ERP II Participant | Subsequent Event
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	1,150,142
Put Option 1
Class of Stock [Line Items]
Option indexed to issuer's equity, indexed shares (in shares)									2,985,110									2,985,110
Payments for extinguishment of puttable common stock liability | $																		$ 2,400,000
Option contract indexed to equity, settlement, share, fair value per share (in dollars per share) | $ / shares									$ 0.80									$ 0.80
Put Option 2
Class of Stock [Line Items]
Option indexed to issuer's equity, indexed shares (in shares)									3,371,620									3,371,620
Payments for extinguishment of puttable common stock liability | $																		$ 2,700,000
Option contract indexed to equity, settlement, share, fair value per share (in dollars per share) | $ / shares									$ 0.80									$ 0.80
Option contract indexed to equity, settlement, number of shares (in shares)									131,576									131,576
Share price (in dollars per share) | $ / shares									$ 20.50									$ 20.50
ERP I And ERP II Participants | Put Option
Class of Stock [Line Items]
Noncurrent put liability reclassified to equity | $									$ 127,100,000									$ 127,100,000
ERP II Participant | Put Option
Class of Stock [Line Items]
Noncurrent put liability reclassified to equity | $									$ 10,100,000									$ 10,100,000
Warrant
Class of Stock [Line Items]
Unvested shares outstanding (in shares)									5,367,475				1,350,000		1,350,000		1,808,333	5,367,475
Share-based compensation expense recognized | $													$ 300,000	$ 1,000,000.0	$ 1,000,000.0	$ 1,600,000	$ 2,000,000	$ 4,600,000	$ 3,000,000
Contingent Promissory Notes | Notes payable
Class of Stock [Line Items]
Debt instrument, face amount | $																												$ 15,000,000.0
Long-term debt | $													15,000,000.0		15,000,000.0		15,000,000
2029 Senior Secured Term Loan | Senior secured term loans
Class of Stock [Line Items]
Debt instrument, face amount | $													$ 0		$ 0		$ 100,000,000.0							$ 40,000,000	$ 100,000,000
ERP Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)									6,102,836				1,129,139		1,129,139		2,740,068	6,102,836
Exercise price of warrants (in dollars per share) | $ / shares									$ 4.28				$ 5.50		$ 5.50		$ 4.20	$ 4.28
ERP I And ERP II Warrants
Class of Stock [Line Items]
Put rights exercise period															90 days		90 days
Initial public offering proceeds threshold for put rights expiration | $													$ 250,000,000		$ 250,000,000		$ 250,000,000
ERP III
Class of Stock [Line Items]
Warrants outstanding (in shares)									1,556,706								0	1,556,706
Class of warrant or right, exercised (in shares)							1,556,706
Number of securities called by each warrant (in shares)				207,331
Warrants expiration term, period following qualified public offering				2 years
Warrant term, qualified public offering proceeds threshold | $													$ 250,000,000		$ 250,000,000
ERP IV
Class of Stock [Line Items]
Warrants outstanding (in shares)									1,610,929				0		0		1,610,929	1,610,929
Class of warrant or right, exercised (in shares)						1,610,929
Number of securities called by each warrant (in shares)			208,172
Warrants expiration term, period following qualified public offering			2 years
ERP V
Class of Stock [Line Items]
Warrants outstanding (in shares)									2,935,201				1,129,139		1,129,139		1,129,139	2,935,201
Number of securities called by warrants (in shares)		4,753,793
Number of securities called by each warrant (in shares)		216,082
Warrants expiration term, period following qualified public offering		2 years
ERP V | Warrant
Class of Stock [Line Items]
Share-based compensation expense recognized | $																1,200,000
Award vesting period		42 months
Consulting Agreement Warrants | Warrant
Class of Stock [Line Items]
Share-based compensation expense recognized | $																	$ 2,000,000	$ 800,000	$ 400,000
2029 Senior Secured Term Loan Warrants | 2029 Senior Secured Term Loan | Senior secured term loans
Class of Stock [Line Items]
Number of securities called by warrants (in shares)																									3,795,564
2029 Senior Secured Term Loan Warrants - Group 1 | 2029 Senior Secured Term Loan | Senior secured term loans
Class of Stock [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares																									$ 7.15
Number of securities called by warrants (in shares)																									2,277,338
2029 Senior Secured Term Loan Warrants - Group 2 | 2029 Senior Secured Term Loan | Senior secured term loans
Class of Stock [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares																									$ 8.55
Number of securities called by warrants (in shares)																									1,518,226
Private Placement
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)								275,610
Sale of stock, consideration received on transaction | $								$ 5,700,000
Private Placement | Private Placement Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)								27,561
Exercise price of warrants (in dollars per share) | $ / shares								$ 20.50
Warrants expiration term								3 years
Warrant
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)																	1,795,955	71,000	7,555,498
Exercise Of Previously Issued Warrants
Class of Stock [Line Items]
Sale of stock, consideration received on transaction | $															$ 3,300,000	$ 1,500,000	$ 1,600,000	$ 900,000	$ 12,200,000
Class of warrant or right, exercised (in shares)															845,621	427,489	429,989		4,886,956
Cashless Exercise Of Warrants
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)																			2,668,542
Class of warrant or right, exercised (in shares)															1,787,334	2,079,679	2,117,179	0	2,996,775
Cashless Exercise Of Warrants | ERP III
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)							987,821
Class of warrant or right, exercised (in shares)							1,151,567
Cashless Exercise Of Warrants | ERP IV
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)						699,657
Class of warrant or right, exercised (in shares)						813,161
2020 Put Notice | Put Option | ERP I Participant
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)																			328,281
2021 Put Notice | Put Option | ERP I Participant
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)																			72,951
Nonvoting Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)									200,000,000				200,000,000		200,000,000		200,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares									$ 0.001				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Common stock, convertible, conversion ratio													1		1		1
Nonvoting Common Stock | Cashless Exercise Of Warrants
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)																			331,218
Convertible preferred stock
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)																35,000	35,000	8,157	327,653
Preferred stock, shares authorized (in shares)													9,053,041		9,053,041		10,000,000						10,000,000
Preferred stock, shares outstanding (in shares)									746,859				0		0		781,859	746,859
Convertible preferred stock | Exercise Of Options
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)																25,000	25,000		279,417
Sale of stock, consideration received on transaction | $															$ 800,000	$ 300,000	$ 300,000		$ 3,000,000
Options exercised (in shares)															66,666
Convertible preferred stock | Cashless Exercise Of Options
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)															98,434	10,000	10,000		48,236
Options exercised (in shares)															207,500	25,000	25,000	20,500	92,126
Voting Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)									400,000,000				400,000,000		400,000,000		400,000,000	400,000,000
Common stock, par value (in dollars per share) | $ / shares									$ 0.001				$ 0.001		$ 0.001		$ 0.001	$ 0.001
Voting Common Stock | Cashless Exercise Of Warrants
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)															1,185,348	1,359,428	1,365,966		2,337,324